Vessels, Net, Acquisitions and Advances for Vessels Acquisitions (Details) - USD ($) $ in Thousands						11 Months Ended
	Dec. 12, 2022	Sep. 24, 2022	Sep. 01, 2022	Aug. 30, 2022	Jul. 11, 2022	Dec. 31, 2022	Dec. 28, 2022	Dec. 27, 2022
Vessels, Net [Abstract]
Purchase price								$ 36,250
Advances for vessels acquisitions from related parties						$ 12,688
Gain on sale of vessel, net						36,095
Parosea [Member]
Vessels, Net [Abstract]
Gross purchase price					$ 20,250
Sales price		$ 31,250
Gain on sale of vessel, net		9,215
Bluesea [Member]
Vessels, Net [Abstract]
Gross purchase price					20,250
Sales price		31,250
Gain on sale of vessel, net		$ 9,175
Minoansea [Member]
Vessels, Net [Abstract]
Gross purchase price					19,000
Deduction to purchase price				$ (25)
Sales price	$ 39,000
Gain on sale of vessel, net	$ 17,705
Epanastasea [Member]
Vessels, Net [Abstract]
Gross purchase price					20,000
Deduction to purchase price			$ (181)
Below-market time charter					$ 146
Goodship [Member]
Vessels, Net [Abstract]
Purchase price								17,500
Advances for vessels acquisitions from related parties							$ 6,125
Tradership [Member]
Vessels, Net [Abstract]
Purchase price								$ 18,750
Advances for vessels acquisitions from related parties							$ 6,563
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Gross purchase price						$ 1,208